Investment Properties (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		$ 84,323,289	$ 72,332,374
Additions		1,742,471	2,324,285
Incorporation as result of business combination (Note 15)			183,295
Capitalization of financial costs (Note 27)		67,396	26,093
Disposals			(49,745)
Capitalized lease costs		10,955	34,011
Depreciation of capitalized lease costs	[1]	(8,900)	(7,840)
Transfers		54,059	(12,299)
Net gain from fair value adjustment on investment properties		(25,863,064)	9,493,115
Fair value as of ending		60,326,206	84,323,289
Shopping Malls [Member] | Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		61,992,712	57,497,286
Additions		237,736	198,607
Incorporation as result of business combination (Note 15)
Capitalization of financial costs (Note 27)
Disposals			(2,434)
Capitalized lease costs		2,840	24,251
Depreciation of capitalized lease costs	[1]	(2,967)	(3,477)
Transfers		363,821	2,125
Net gain from fair value adjustment on investment properties		(28,467,712)	4,276,354
Fair value as of ending		34,126,430	61,992,712
Office and Other rental properties [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		14,980,078	11,276,723
Additions		64,816	1,854
Incorporation as result of business combination (Note 15)
Capitalization of financial costs (Note 27)
Disposals			(47,311)
Capitalized lease costs		8,115	7,373
Depreciation of capitalized lease costs	[1]	(5,933)	(4,363)
Transfers		5,383,124	(12,299)
Net gain from fair value adjustment on investment properties		(935,662)	3,758,101
Fair value as of ending		19,494,538	14,980,078
Undeveloped parcels of land [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		3,728,825	2,333,783
Additions		344,894	431,067
Incorporation as result of business combination (Note 15)
Capitalization of financial costs (Note 27)
Disposals
Capitalized lease costs
Depreciation of capitalized lease costs	[1]
Transfers
Net gain from fair value adjustment on investment properties		1,638,336	963,975
Fair value as of ending		5,712,055	3,728,825
Properties under development [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		3,362,015	1,224,582
Additions		1,075,630	1,692,757
Incorporation as result of business combination (Note 15)
Capitalization of financial costs (Note 27)		67,396	26,093
Disposals
Capitalized lease costs			2,387
Depreciation of capitalized lease costs	[1]
Transfers		(5,744,804)	(2,125)
Net gain from fair value adjustment on investment properties		2,085,291	418,321
Fair value as of ending		845,528	3,362,015
Others [Member] | Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning	[2]	259,659
Additions	[2]	19,395
Incorporation as result of business combination (Note 15)	[2]		183,295
Capitalization of financial costs (Note 27)	[2]
Disposals	[2]
Capitalized lease costs	[2]
Depreciation of capitalized lease costs	[1],[2]
Transfers	[2]	51,918
Net gain from fair value adjustment on investment properties	[2]	(183,317)	76,364
Fair value as of ending	[2]	$ 147,655	$ 259,659

[1]	As of June 30, 2019 and 2018 depreciation charges were included in "Costs" in the amount of Ps 8,900 and Ps. 7,840, respectively, in the statement of comprehensive income (Note 25)
[2]	Corresponds to the DirectTV Arena Stadium and La Rural S.A. - OFC S.R.L - Ogden Argentina S.A - Entretenimiento Universal S.A. - Transitory Union.